Segment Information - Schedule of Segment Reporting Information (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Income tax payable netted			$ 666,000
Long-term deferred tax benefit	$ 48,032,000	$ 69,368,000	$ 69,286,000
Natural Gas Operations [Member]
Segment Reporting Information [Line Items]
Deferred income tax liability		4,500,000
Construction Services [Member]
Segment Reporting Information [Line Items]
Income tax payable netted		3,300,000
Deferred income tax liability		1,400,000
Long-term deferred tax benefit		$ 1,400,000